UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21994

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
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               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                           ---------------

                       Date of fiscal year end: OCTOBER 31
                                               ----------------

                     Date of reporting period: JULY 31, 2007
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                          STATED       MARKET
    VALUE                              DESCRIPTION                         COUPON   MATURITY      VALUE
--------------   -------------------------------------------------------   ------   --------   ------------
   ASSET-BACKED SECURITIES - 44.4%
$    3,500,000   ABCLO, Ltd.
                    Series 2007-1A, Class D (a) (b) ....................    9.27%   04/15/21   $  2,791,250
     3,202,000   ACE Securities Corp.
                    Series 2007-ASP2, Class M9 (b) .....................    7.82%   06/25/37      2,468,358
     4,000,000   ACE Securities Corp.
                    Series 2007-HE4 (b) ................................    7.82%   05/25/37      3,000,000
     4,000,000   Bear Stearns Asset Backed Securities Trust
                    Series 2007-HE3, Class M9 (b) ......................    7.57%   04/25/37      3,220,000
     5,057,000   Bear Stearns Asset Backed Securities Trust
                    Series 2007-SD3, Class M8 (b) ......................    6.57%   05/25/37      3,580,198
     2,000,000   Bear Stearns Second Lien Trust
                    Series 2007-1, Class 2B1 (b) .......................    8.32%   08/25/37      1,246,250
     2,000,000   Bear Stearns Second Lien Trust
                    Series 2007-1, Class 2M6 (b) .......................    8.32%   08/25/37      1,540,000
     3,000,000   BNC Mortgage Loan Trust
                    Series 2007-2, Class B1 (a) (b) ....................    7.82%   05/25/37      2,340,000
     4,000,000   BNC Mortgage Loan Trust
                    Series 2007-3, Class B2 (a) (b) ....................    7.82%   07/25/37      2,960,000
     2,500,000   Eaton Vance CDO Ltd.
                    Series 2006-8A, Class D (a) (b) ....................    8.78%   08/15/22      2,350,000
     2,750,000   Exum Ridge CBO
                    Series 2007-1A, Class D (a) (b) ....................    9.11%   03/22/14      2,193,125
     3,850,000   Home Equity Asset Trust
                    Series 2007-3, Class M9 (b) ........................    7.82%   08/25/37      3,132,256
     4,000,000   Home Equity Mortgage Trust
                    Series 2007-2, Class M3 (b) ........................    7.82%   06/25/37      2,600,000
     5,000,000   Indymac Residential Asset Backed Trust
                    Series 2007-B, Class M10 (b) .......................    7.82%   07/25/37      3,951,560
     5,000,000   Loomis Sayles Ltd.
                    Series 2006-1A, Class E (a) (b) ....................    9.21%   10/26/20      4,787,500
     3,250,000   Pebble Creek LCDO Ltd.
                    Series 2007-2A, Class E (a) (b) ....................    8.61%   06/22/14      2,499,218
     2,750,000   Renaissance Home Equity Trust
                    Series 2007-2, Class M9 ............................    7.50%   06/25/37      2,255,000
     2,500,000   Rosedale CLO Ltd.
                    Series 1-A, Class II (a) ...........................      (c)   07/24/21      1,875,000
     4,000,000   Signature 5 Ltd.
                    Series 5A, Class C (a) .............................   12.56%   10/27/12      3,920,000
     4,000,000   Soundview Home Equity Loan Trust
                    Series 2007-OPT1, Class M10 (a) (b) ................    7.82%   06/25/37      2,841,250
     3,400,000   Soundview Home Equity Loan Trust
                    Series 2007-OPT2, Class M10 (a) (b) ................    7.82%   07/25/37      2,780,562
     5,000,000   Structured Asset Securities Corp.
                    Series 2007-BC3, Class B1 (a) (b) ..................    7.82%   05/25/47      4,004,685
     5,000,000   Structured Asset Securities Corp.
                    Series 2007-OSI, Class M10 (b) .....................    7.82%   06/25/37      4,110,937
     3,000,000   Telos CLO Ltd.
                    Series 2007-2A, Class E (a) (b) ....................   10.36%   04/15/22      2,895,000
     2,000,000   WaMu
                    Series 2007-HE3, Class M9 (b) ......................    7.82%   05/25/47      1,672,500


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                          STATED       MARKET
    VALUE                              DESCRIPTION                         COUPON   MATURITY      VALUE
--------------   -------------------------------------------------------   ------   --------   ------------
   ASSET-BACKED SECURITIES - (CONTINUED)
$    3,482,000   Wells Fargo Home Equity Trust
                    Series 2007-2, Class B1 (a) (b) ....................    7.82%   04/25/37   $  2,746,428
                                                                                               ------------
                 TOTAL ASSET-BACKED SECURITIES .............................................     73,761,077
                                                                                               ------------
                 (Cost $77,973,211)

   COLLATERALIZED MORTGAGE OBLIGATIONS - 17.7%
     2,845,000   Countrywide Alternative Loan Trust
                    Series 2007-OA6, Class M9 (b) ......................    6.82%   06/25/37      2,336,863
     4,119,000   Deutsche Alt-A Securities, Inc.
                    Mortagage Loan Trust, Series 2007-AR3,
                    Class 1M5 (b) ......................................    6.67%   06/25/37      3,306,622
     3,505,258   Deutsche Alt-A Securities, Inc.
                    Mortagage Loan Trust,
                    Series 2007-OA3, Class M10 (a) (b) .................    7.82%   07/25/47      2,453,681
     4,000,000   Deutsche Alt-A Securities, Inc.
                    Mortagage Loan Trust, Series 2007-OA4,
                    Class M10 (b) ......................................    8.32%   08/25/47      3,093,960
     4,933,307   Greenpoint Mortgage Funding Trust
                    Series 2007-AR2, Class 2M9 (b) .....................    7.07%   05/25/37      3,958,935
     2,015,000   Indymac Indx Mortgage Loan Trust
                    Series 2007-FLX3, Class M5 (b) .....................    7.57%   06/25/37      1,775,080
     1,415,000   Indymac Indx Mortgage Loan Trust
                    Series 2007-FLX3, Class M6 (b) .....................    7.57%   06/25/37      1,162,707
     5,000,000   Lehman XS Trust
                    Series 2007-4N, Class M9 (b) .......................    7.07%   03/25/47      4,118,390
     4,000,000   Suntrust Acquisition Closed-End Seconds Trust
                    Series 2007-1, Class M2 (b) ........................    7.82%   04/25/37      3,160,000
     2,270,000   TBW Mortgage Backed Pass-Through
                    Certificates, Series 2007-2, Class M4 (b) ..........    6.82%   07/25/37      1,818,846
     3,240,000   TBW Mortgage Backed Pass-Through
                    Certificates, Series 2007-2, Class M5 (b) ..........    7.32%   07/25/37      2,243,943
                                                                                               ------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS .................................     29,429,027
                                                                                               ------------
                 (Cost $29,369,226)

   CORPORATE BONDS AND NOTES - 17.8%
     3,500,000   AmeriCast Technologies, Inc. (a) ......................   11.00%   12/01/14      3,465,000
     2,500,000   Atlantic Express Transportation Corp. (a) (b) .........   12.61%   04/15/12      2,437,500
     3,000,000   Britannia Bulk PLC ....................................   11.00%   12/01/11      3,015,000
     2,000,000   Dayton Superior Corp. .................................   13.00%   06/15/09      2,005,000
     2,500,000   Dune Energy, Inc. (a) .................................   10.50%   06/01/12      2,356,250
     2,500,000   Interdent Service Corp. ...............................   10.75%   12/15/11      2,312,500
     1,000,000   International Coal Group, Inc. ........................   10.25%   07/15/14        875,000
     3,500,000   Key Plastics LLC (a) ..................................   11.75%   03/15/13      3,342,500
     3,000,000   MSX International UK/MXS International
                    Business Service FR/MXS International
                    GmBH (a) ...........................................   12.50%   04/01/12      2,985,000
     3,000,000   PNA Intermediate Holding Corp. (a) (b) ................   12.36%   02/15/13      3,060,000


Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                          STATED       MARKET
    VALUE                              DESCRIPTION                         COUPON   MATURITY      VALUE
--------------   -------------------------------------------------------   ------   --------   ------------
   CORPORATE BONDS AND NOTES - (CONTINUED)
$    3,530,000   Rafealla Apparel Group, Inc.Series B ..................   11.25%   06/15/11   $  3,406,450
       250,000   Rare Restaurant Group LLC Note (a) ....................    9.25%   05/15/14        241,250
                                                                                               ------------
                 TOTAL CORPORATE BONDS AND NOTES ...........................................     29,501,450
                                                                                               ------------
                 (Cost $30,620,393)

   STRUCTURED NOTES - 4.1%
     3,000,000   Bacchus Ltd.
                    Series 2006-1I, Subordinated Note(a) ...............      N/A   01/20/19      2,430,000
     4,800,000   InCaps Funding II Ltd/InCaps Funding II Corp.
                    Subordinated Note (a) ..............................      N/A   01/15/34      2,448,000
     2,625,000   Primus CLO Ltd.
                    Series 2007-2I, Subordinated Bond (a) ..............      N/A   07/15/21      2,021,250
                                                                                               ------------
                 TOTAL STRUCTURED NOTES ....................................................      6,899,250
                                                                                               ------------
                 (Cost $7,203,000)

                                                                                                  MARKET
   SHARES                              DESCRIPTION                                                VALUE
--------------   ---------------------------------------------------------------------------   ------------
PREFERRED SECURITIES - 3.7%
     2,500,000   Preferred Term Securities XXVI, Ltd. (a) ..................................      2,482,850
     1,000,000   Stanfield Vantage CLO Ltd. (a) ............................................        712,500
     3,000,000   White Marlin CDO Ltd. Series AI (a) .......................................      3,000,000
                                                                                               ------------
                 TOTAL PREFERRED SECURITIES ................................................      6,195,350
                                                                                               ------------
                 (Cost $6,187,500)

                 TOTAL INVESTMENTS - 87.7% .................................................    145,786,154
                 (Cost $151,353,330) (d)

                 NET OTHER ASSETS AND LIABILITIES - 12.3% ..................................     20,390,558
                                                                                               ------------
                 NET ASSETS - 100.0% .......................................................   $166,176,712
                                                                                               ============

---------------------------------------------
      (a) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, these securities have been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's sub-advisor. At July 31, 2007, these securities amounted to $74,419,799 or 44.8% of net assets.

      (b) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2007.

      (c)   Zero coupon

      (d) Aggregate cost for federal income tax and financial reporting purposes.

      N/A   Not applicable


                See Notes to Quarterly Portfolio of Investments.          Page 3

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                            JULY 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund III (the "Fund") is determined daily as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At July 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of July 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $328,425, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,895,601.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND III

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date SEPTEMBER 24, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.